Offerings	May 27, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock ($.01 par value)
Amount Registered | shares	2,250,000
Proposed Maximum Offering Price per Unit	80.64
Maximum Aggregate Offering Price	$ 181,440,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,056.86
Offering Note	1(a). This Registration Statement registers 2,250,000 shares of common stock, par value $.01 per share ("Common Stock"), and 2,250,000 shares of Class B common stock, par value $.01 per share ("Class B Common Stock", and, together with the Common Stock, the "Shares"), of Astronics Corporation (the "Registrant") that may be issued to eligible participants pursuant to the Registrant's 2026 Long Term Incentive Plan (the "Plan"). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement covers any additional Shares of the Registrant that may be issuable under the Plan as a result of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding Shares. 1(b). Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $80.64 per share, which is the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on May 22, 2026, which is within 5 business days of this filing.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock ($.01 par value)
Amount Registered | shares	2,250,000
Proposed Maximum Offering Price per Unit	80.64
Maximum Aggregate Offering Price	$ 181,440,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 25,056.86
Offering Note	2(a). This Registration Statement registers 2,250,000 shares of Common Stock and 2,250,000 shares of Class B Common Stock of the Registrant that may be issued to eligible participants pursuant to the Plan. Pursuant to Rule 416(a) under the Securities Act, this Registration Statement covers any additional Shares of the Registrant that may be issuable under the Plan as a result of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding Shares. 2(b). Estimated in accordance with Rules 457(c) and (h) of the Securities Act solely for the purpose of calculating the registration fee on the basis of $80.64 per share, which is the average of the high and low prices of the Registrant's Common Stock as reported on the Nasdaq Global Select Market on May 22, 2026, which is within 5 business days of this filing.